UPDATING SUMMARY PROSPECTUS
REGATTA PLATINUM VARIABLE ANNUITY
Issued By
DELAWARE LIFE INSURANCE COMPANY
June 30, 2026
The Regatta Platinum Variable Annuity (the “Contract”) is a flexible payment deferred variable annuity contract. Delaware Life Insurance Company (the “Company”) offered the Contract through personal retirement and deferred compensation plans. The Contract is no longer available for sale.
This Updating Summary Prospectus summarizes key features of the Contract. This Updating Summary Prospectus also provides a summary of the Contract features that have changed since the prospectus dated May 1, 2025. This may not reflect all the changes that have occurred since you entered into your Contract.
NOTICE REGARDING THE AVAILABILITY OF THE COMPANY’S AUDITED FINANCIAL STATEMENTS
Audited financial statements for the Company for the year ended December 31, 2025 are now available to you online at https://dfinview.com/DelawareLife/TAHD/866793854?site=Annuity. Copies are also available to you upon request, without charge, by calling (800) 477-6545 or by sending an email request to customer.relations@delawarelife.com. As a reminder, the Company’s 2025 audited financial statements were delayed due to a review of the Company’s affiliate and related-party transactions, which has been completed. The review identified errors relating to the identification and presentation of certain related-party investments and, to correct the errors, the Company has restated certain 2024 disclosures in the Notes to the 2025 audited financial statements. Other than the corrected Notes disclosures, there has been no restatement of the 2024 information set forth in the 2025 financial statements. Please see the Company’s 2025 audited financial statements for additional information.
The financial guarantees we provide under your Contract are supported by the Company’s general account and are subject to the Company’s financial strength and claims-paying ability. The Company’s financial statements are relevant to the Company’s ability to meet its financial obligations under your Contract and should not be considered as having any bearing on the investment performance of the assets held in Delaware Life Variable Account F (the “Variable Account”).
Audited financial statements for the Variable Account for the year ended December 31, 2025 are available to you online at https://dfinview.com/DelawareLife/TAHD/866793854?site=Annuity. Additional copies may be obtained upon request, without charge, by calling (800) 477-6545 or by sending an email request to customer.relations@delawarelife.com.
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The prospectus for the Contract contains more information about the Contract including its features, benefits, and risks. If you have any questions about the Contract and wish to talk to a representative, you may call (877) 253- 2323. You can find the current prospectus and other information about the Contract online at https://dfinview.com/DelawareLife/TAHD/866793854?site=Annuity. You can also obtain this information at no cost at https://dfinreports.com/delawarelife, by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

SPECIAL TERMS
The following terms as used in this Prospectus have the indicated meanings:
ACCOUNT or PARTICIPANT ACCOUNT:  An account established for each Participant to which Net Purchase Payments are credited.
ACCOUNT VALUE: The Variable Account Value, if any, plus the Fixed Account Value, if any, of your Account for any Valuation Period.
ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary.
ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.
ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.
APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.
BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.
CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.
COMPANY (“WE”, “US” “DELAWARE LIFE”): Delaware Life Insurance Company, which is subject to state supervision. It is the depositor of the Variable Account in which the Contract participates.
CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.
DOLLAR-COST AVERAGING (or “DCA”) PROGRAM: A Fixed Option you may elect when you make a Purchase Payment during the Accumulation Phase of your Contract. When you elect the DCA Program, your Purchase Payment is allocated initially to the Fixed Account, then reallocated, at regular time intervals over a specified time period, to one or more of the Investment Options we make available in connection with the program. If you have elected an optional living benefit, your ability to make Purchase Payments into the DCA Program may be limited.
FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.
FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.
FIXED OPTION: An Investment Option that is part of the Fixed Account. Guarantee Periods and the Dollar-Cost Averaging (or “DCA”) Program are Fixed Options. A Fixed Option will earn interest at a rate specified by the Company, subject to a minimum guaranteed rate under the Contract.
FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.
GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.
GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.
INCOME: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.
INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.
INVESTMENT OPTION: A Fixed Option and/or Variable Option, as applicable, under the Contract.
ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract.
NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.
OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term “Owner,” as used herein, shall refer to the organization entering into the Group Contract.
PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner.
PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.
SERVICE ADDRESS: P.O. Box 758581, Topeka, KS 66675-8581 or such other address as we may hereafter specify to you by written notice.
SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund. A Sub-Account is also known as a Variable Option in the prospectus.
VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.
VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company registered under the Investment Company Act of 1940 and consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company and which is not chargeable with liabilities arising out of any other business of the Company.
VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.
VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.
VARIABLE OPTION: An Investment Option that is a Sub-Account of the Variable Account. A Sub-Account is that portion of the Variable Account that invests in shares of a specific Fund.

YOU and YOUR: The terms “you” and “your” refer to “Owner,” “Participant,” and/or “Covered Person” as those terms are identified in the Contract.

UPDATED INFORMATION ABOUT THE CONTRACT
The information in this Updating Summary Prospectus is a summary of the Contract features that have changed since the Prospectus dated May 1, 2025. This may not reflect all the changes that have occurred since you entered into your Contract.
Changes Affecting the Funds
Name
On or about April 30, 2026, the MFS® International Intrinsic Value Portfolio changed its name to the MFS® International Intrinsic Equity Portfolio.
Expenses and Performance Information
The expenses and performance information have been updated and are reflected in Appendix A – Investment Options Available under the Contract and “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT”, “FEES AND EXPENSES” in this updating summary prospectus.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES			Location In The Prospectus
Are There Charges for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 years following your last Purchase Payment, you will be assessed a withdrawal charge of up to 6.0% (as a percentage of Purchase Payments withdrawn), declining to 0%
over that time period.
For example, if you make a withdrawal, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Fee Table – Transaction Expenses Withdrawals, Withdrawal Charges, and Market Value Adjustment
Are There Transaction Charges?
Yes. In addition to charges for withdrawals, you may also be charged for other transactions. There may be taxes on Purchase Payments and charges for transfers between Investment Options. Currently, we do not charge for transfers. However, we reserve the right to charge $15 per transfer. There may be fees for wire transfers or other expedited forms of payment of
Contract proceeds.
Fee Table - Transaction Expenses Transfer Privilege Contract Charges
Are There Ongoing Fees and Expenses?
Yes.The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the Investment Options you have elected.
Fee Table - Transaction Expenses Contract Charges Benefits Available Under the Contract Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract	1.40%[1]	1.40%[1]
	Investment Options (Fund fees and expenses)	0.31%[2]	1.89%[2]

1.As a percentage of average daily net Variable Account assets.
2.As a percentage of Fund net assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,582	Highest Annual Cost: $2,788
	Assumes: ●Investment of $100,000 ●5% annual appreciation ●Least expensive Fund fees and expenses ●No sales charges ●No additional Purchase Payments, transfers or withdrawals	Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive Fund fees and expenses ●No sales charges ●No additional Purchase Payments, transfers or withdrawals
	RISKS			Location In The Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract.			Principal Risks of Investing in the Contract Transfer Privilege

	RISKS	Location In The Prospectus
Is This a Short-Term Investment?
No.
●The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
●The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long-term horizon. You should not use the Contract as a short-term investment.
●Withdrawal charges may apply to withdrawals taken within 7 years after a
Purchase Payment. If you take a withdrawal, a withdrawal charge may reduce the withdrawal amount that you actually receive and the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.
●Withdrawals may be subject to taxes, including a 10% additional tax if you take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract Withdrawals, Withdrawal Charges, and Market Value Adjustment Tax Considerations
What are the Risks Associated with the Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Contract (e.g., the Funds in which the Variable Options invest).
●Each Investment Option (including any Fixed Option) will have its own unique risks.
●You should review the Investment Options before making an investment decision.
Principal Risks of Investing in the Contract The Variable Account
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company.
Any obligations (including under any Fixed Options), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling (877) 253-2323 or visiting https://
www.delawarelife.com/contact-us/contact-page.
Principal Risks of Investing in the Contract The Variable Account The Fixed Account
	RESTRICTIONS	Location In The Prospectus
Are There Restrictions on the Investment Options?
Yes.
●Certain Investment Options may not be available under the contract.
●You are allowed to make 12 transfers between Investment Options per
Account Year. We reserve the right to charge $15 per transfer. At least 6 days must elapse between transfers. Your transfers between Variable
Options are subject to policies designed to deter frequent transfers. These transfer restrictions do not apply to transfers under the Contract’s automatic programs.
●We reserve the right to remove or substitute Funds offered through the
Variable Options.
The Variable Account Options: The Trusts The Fixed Account Transfer Privilege Appendix A – Investment Options Available Under the Contract
Are There Any Restrictions on Contract Benefits?	N/A. The Contract does not offer optional benefits.

	TAXES	Location In The Prospectus
What are the Contract’s Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
●There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or an individual retirement account (IRA).
●Distributions from your Contract that are includible in income are taxed at ordinary income rates. You may be subject to a 10% additional tax if you take a withdrawal before age 59 1∕2.
Tax Considerations
	CONFLICTS OF INTEREST	Location In The Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling the
Contract to you, including commissions, other cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Contract to you over another investment for which the investment professional is not compensated or compensated less.
Distribution of the Contract
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

APPENDIX A - INVESTMENT OPTIONS
AVAILABLE UNDER THE CONTRACT
Variable Options
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/DelawareLife/TAHD/866793854?site=Annuity. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Blended Research® Core Equity Portfolio Initial Class	Massachusetts Financial Services Company	0.30%[1]	16.10%	15.30%	13.88%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Core Equity Portfolio Initial Class	Massachusetts Financial Services Company	0.78%[1]	12.50%	11.52%	13.81%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Corporate Bond Portfolio Initial Class	Massachusetts Financial Services Company	0.63%[1]	7.56%	-0.06%	3.32%
Equity - Global Emerging Markets	MFS® Variable Insurance Trust II MFS® Emerging Markets Equity Portfolio Initial Class	Massachusetts Financial Services Company	1.23%[1]	33.65%	4.37%	7.92%
Fixed Income - Global	MFS® Variable Insurance Trust II MFS® Global Governments Portfolio Initial Class	Massachusetts Financial Services Company	0.70%[1]	6.54%	-4.43%	-0.07%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Growth Portfolio Initial Class	Massachusetts Financial Services Company	0.88%[1]	7.68%	6.77%	11.76%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Research Portfolio Initial Class	Massachusetts Financial Services Company	0.85%[1]	16.36%	9.30%	11.21%
Allocation - Cautious	MFS® Variable Insurance Trust II MFS® Global Tactical Allocation Portfolio Initial Class	Massachusetts Financial Services Company	0.78%[1]	15.48%	4.86%	5.67%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Government Securities Portfolio Initial Class	Massachusetts Financial Services Company	0.56%[1]	6.99%	-0.68%	1.29%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust MFS® Growth Series Initial Class	Massachusetts Financial Services Company	0.73%[1]	12.19%	11.10%	15.60%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® High Yield Portfolio Initial Class	Massachusetts Financial Services Company	0.72%[1]	8.65%	3.87%	5.56%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Income Portfolio Initial Class	Massachusetts Financial Services Company	0.67%[1]	7.33%	0.66%	3.58%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Growth Portfolio Initial Class	Massachusetts Financial Services Company	0.88%[1]	21.12%	7.07%	9.88%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio[2] Initial Class	Massachusetts Financial Services Company	0.89%[1]	33.26%	7.28%	9.95%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio Initial Class	Massachusetts Financial Services Company	0.72%[1]	9.90%	10.02%	14.27%
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Initial Class	Massachusetts Financial Services Company	0.81%[1]	3.66%	3.26%	11.60%
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Initial Class	Massachusetts Financial Services Company	0.87%[1]	12.96%	-0.28%	10.74%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Research International Portfolio Initial Class	Massachusetts Financial Services Company	0.90%[1]	22.05%	5.51%	7.54%
Equity - Technology Sector	MFS® Variable Insurance Trust II MFS® Technology Portfolio Initial Class	Massachusetts Financial Services Company	0.82%[1]	16.57%	12.45%	18.64%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Initial Class	Massachusetts Financial Services Company	0.61%[1]	11.16%	6.42%	7.63%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio Initial Class[3]	Massachusetts Financial Services Company	0.45%[1]	3.85%	2.87%	1.77%
Equity - Utilities Sector	MFS® Variable Insurance Trust MFS® Utilities Series Initial Class	Massachusetts Financial Services Company	0.78%[1]	15.01%	7.64%	9.49%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Initial Class	Massachusetts Financial Services Company	0.69%[1]	13.01%	9.95%	10.05%

1
The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
2
Prior to April 30, 2026, the name of this fund was MFS® International Intrinsic Value Portfolio.
3
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.
 Fixed Options

The following is the list of the Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and cease offering an existing Fixed Option. We will provide you with written notice before doing so. In the prospectus, see the sections captioned “THE FIXED ACCOUNT” and “THE FIXED OPTIONS: THE GUARANTEE PERIODS”, the sub-section captioned “Dollar-Cost Averaging (or “DCA”) Program“ under the “Other Programs” section in “THE ACCUMULATION PHASE” and the “Dollar-Cost Averaging” section of the table in “BENEFITS AVAILABLE UNDER THE CONTRACT” for more information.
Name	Term	Minimum Guaranteed Interest Rate
Guarantee Period	One (1) Year	3%
Dollar-Cost Averaging (or “DCA”) Program	6 Months and 12 Months	3%

You can find out about our current Guaranteed Interest Rates by calling us at (877) 253-2323.

The prospectus and statement of additional information (SAI) dated June 30, 2026, include additional information. The prospectus and SAI are incorporated by reference into this Updating Summary Prospectus. You can request the prospectus and SAI, or other information at no cost at https://dfinreports.com/delawarelife, or by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com. You can also access the prospectus, SAI and other information about the Contract online at https://dfinview.com/DelawareLife/TAHD/866793854?site=Annuity.
Reports and other information about the Variable Account are available on the SEC’s website at https://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No.: C000021933